RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Parties
Name of Related Parties	Relationship with the Company

Vincent Tianquan Mo	Executive chairman of the board of directors and chief executive officer

Richard Jiangong Dai	Director of the board up until February 25, 2016

Wall Street Global Training Center, Inc.	A company under the control of Vincent Tianquan Mo and two other independent directors

Beihai Silver Beach 1 Hotel and Property Management Company, Ltd. (“Beihai Silver Beach”)	A company under the control of Vincent Tianquan Mo

Che Tian Xia Company Ltd.	A company under the control of Vincent Tianquan Mo and Richard Jiangong Dai

Guangxi Wharton International Hotel ("Guangxi Wharton")	A company under the control of Vincent Tianquan Mo

Research Center on Natural Conservation, Inc. ("Research Center")	A company under the control of Vincent Tianquan Mo

Upsky Long Island Hotel LLC ("Upsky Long Island")	A company under the control of Vincent Tianquan Mo

Upsky San Francisco Airport Hotel LLC (formerly known as "Crowne Plaza San Francisco-International Airport") ("Upsky San Francisco")	A company under the control of Vincent Tianquan Mo

Upsky Lighthouse Hotel LLC ("Upsky Lighthouse")	A company under the control of Vincent Tianquan Mo

Nanning Xuyin Business Co., Ltd. (“Nanning Xuyin”)	A company under the control of Vincent Tianquan Mo

New York Military Academy	A company of which Vincent Tianquan Mo is a director

Related Party Transactions
	For the Years Ended December 31,
	2014	2015	2016
	US$	US$	US$

Office building leased from:
-Vincent Tianquan Mo	174	169	154
Management fee incurred:
-Beihai Silver Beach	700	470	421
Hotel service fee incurred:
- Beihai Silver Beach	-	-	113
- Upsky San Francisco	7	20	17
- Upsky Lighthouse	-	1	-
- Upsky Long Island	203	116	81
Training fee incurred
- New York Military Academy	-	-	111

Related Party Balances
	As of December 31,
	2015	2016
	US$	US$
Amounts due from a related party:
- Beihai Silver Beach	262	197